FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
                 ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                          ------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                             -------------------------
                             Date of Fiscal Year End

                                 March 31, 2005
                            -------------------------
                            Date of Reporting Period

 ------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS




WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (unaudited)


Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
---------------------------------------------------------------------------------------------------------------------------------


 GOVERNMENT INTERESTS

MORTAGE-BACKED SECURITIES

$     75,556      FHLMC Gold Balloon #M90710             5.000%      03/01/07       $101.58         $ 76,750        4.9%
      53,172      FGFB Pool #M90724                      5.500%      05/01/07        101.96           54,216        5.4%
     236,357      FGFB Pool #M90767                      4.500%      11/01/07        100.47          237,467        4.5%
     431,134      FGFB Pool #M90796                      4.000%      02/01/08         99.27          427,986        4.0%
     366,293      FGFB Pool #M90802                      4.000%      03/01/08         99.27          363,619        4.0%
      95,249      FNCX Pool #254227                      5.000%      02/01/09        100.81           96,018        5.0%
   1,256,799      FGFB Pool #M90937                      5.000%      08/01/09        101.36        1,273,837        4.9%
   1,243,749      FGFB Pool #M90941                      4.500%      08/01/09        100.34        1,247,980        4.5%
     544,964      FNMA Pool #701043 Flt                  4.057%      04/01/33         99.48          542,127        4.1%
     438,652      FHLMC Pool #1B1291 Flt                 4.403%      11/01/33        100.24          439,710        4.4%
     873,846      FNMA Pool #809324                      5.800%      02/01/35         99.97          873,605        4.9%

U.S. TREASURIES

$  2,740,000      U.S. Treasury Notes                    6.750%      05/15/05       $100.50      $ 2,753,810        6.7%
     385,000      U.S. Treasury Notes                    4.625%      05/15/06        101.23          389,737        4.6%
   4,035,000      U.S. Treasury Notes                    3.000%      11/15/07         97.86        3,948,627        3.1%

U.S. GOVERNMENT AGENCIES

$    770,000      Fed Farm Credits Bks                   2.500%      03/15/06       $ 98.88          761,412        2.5%
     795,000      FNMA                                   1.750%      06/16/06         97.61          775,969        1.8%
   2,135,000      FNMA                                   3.000%      11/22/06         98.55        2,104,043        3.0%
   3,135,000      FHLMC                                  3.250%      11/02/07         97.99        3,071,996        3.3%


 NON-GOVERNMENT INTERESTS

 WHOLE LOAN MORTGAGE-BACKED SECURITIES

$    283,698      WAMU 2004-AR3 A2                       4.243%      06/25/34       $ 98.88        $ 280,518        4.3%
     274,534      Countrywide Alternative Loan Trust     5.280%      09/25/34         99.93          274,333        5.3%
     305,318      WFMBS 2004-Z 2A2                       4.365%      12/25/34         98.34          300,265        4.4%
                                                                                                 -----------
TOTAL INVESTMENTS (identified cost, $20,625,950) - 98.6%                                        $20,294,025

Other Assets, Less Liabilities --  1.4%                                                             291,354
                                                                                                 -----------

Net Assets -- 100.0%                                                                            $20,585,379
                                                                                                ============

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $20,625,950
                                               -----------
     Gross unrealized appreciation             $     3,990
     Gross unrealized depreciation             $  (335,914)
                                               ------------
     NET UNREALIZED APPRECIATION               $  (331,924)
                                              =============



WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (unaudited)


Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
----------------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES
-----------------------
FINANCIAL SERVICES

$    430,000      Citibank Credit Card Issuance Trust    6.900%      10/15/07       $101.85       $ 437,936         6.8%
     380,000      Citibank Credit Card Master Tr 1999-2  5.875%       3/10/11        105.01         399,031         5.6%
     610,000      MBNA Master Credit Card Tr 1999-B      5.900%       8/15/11        105.27         642,153         5.6%
                                                                                                  ----------
Total Asset-Backed Securities   - 3.8%                                                           $ 1,479,120
                                                                                                  ----------

 WHOLE LOAN MORTGAGE-BACKED SECURITIES
-----------------------------------------
FINANCIAL SERVICES

$    349,483      WAMU 2004-AR3 A2                       4.243%       6/25/34       $ 98.88  $      345,565         4.3%
     321,720      Countrywide Alternative Loan Trust     5.280%       9/25/34         99.93         321,484         5.3%
     357,795      WFMBS 2004-Z 2A2                       4.365%      12/25/34         98.34         351,873         4.4%
                                                                                                  ----------
Total Whole Loan Mortgage-Backed Securities - 2.6%                                               $ 1,018,922
                                                                                                  ----------

CORPORATE BONDS
-----------------
AEROSPACE

$    340,000      Boeing Capital Corp                    7.375%       9/27/10       $112.51       $ 382,534         6.6%


AUTO

$    190,000      Daimlerchrysler                        7.200%       9/01/09       $107.76       $ 204,739         6.7%
     200,000      Ford Motor Credit                      7.375%      10/28/09        100.53         201,066         7.3%
     195,000      GMAC                                   8.800%       3/01/21         90.14         175,772         9.8%

BANKS

$    205,000      Bank One Corp                          2.625%       6/30/08       $ 94.49       $ 193,714         2.8%
     390,000      Bayerische Landesbank                  2.600%      10/16/06         98.12         382,663         2.7%
     335,000      CIT Group Inc                          7.750%       4/02/12        115.83         388,017         6.7%
     320,000      Natl Rural Util                        7.250%       3/01/12        113.18         362,167         6.4%
     325,000      Royal Bank of Scotland                 7.648%       8/31/49        123.25         400,565         6.2%
     360,000      US Bancorp                             5.100%       7/15/07        102.03         367,317         5.0%

BEVERAGES

$    380,000      Pepsico Inc.                           3.200%       5/15/07       $ 98.28       $ 373,446         3.3%

BLDG - RESIDENTIAL

$    170,000      Centex Corp                            7.875%       2/01/11       $113.15       $ 192,357         7.0%

BUILDING MATERIALS

$     95,000      Lowes Companies                        8.250%       6/01/10       $116.31       $ 110,492         7.1%

CABLE TV

$    170,000      Comcast                                8.375%       3/15/13       $119.00       $ 202,302         7.1%

DIVERSIFIED FINAN SERV

$    375,000      Bear Stearns Co Flt rate               2.550%       9/27/07       $101.26       $ 379,715         2.5%
     230,000      Cendant Corp                           6.250%       1/15/08        104.15         239,547         6.0%
     190,000      First Union Corp                       6.400%       4/01/08        106.82         202,949         6.0%
     415,000      General Elec Cap Corp                  6.125%       2/22/11        106.97         443,877         5.7%
     300,000      Goldman Sachs Grp Inc                  6.600%       1/15/12        108.36         325,088         6.1%
     390,000      SLM Corp Flt rate                      3.361%       1/26/09        100.22         390,840         3.4%

ELECTRIC-INTEGRATED

$    190,000      American Electric Power                6.125%       5/15/06       $102.25       $ 194,277         6.0%
     205,000      Dominion Resources Inc                 6.300%       3/15/33        103.75         212,680         6.1%
     190,000      PPL Electric Util                      5.875%       8/15/07        103.27         196,217         5.7%
     210,000      Scana Corp Flt Rate Called 4/1/05      3.244%      11/15/06        100.12         210,247         3.2%
     175,000      Sempra Energy                          6.000%       2/01/13        104.94         183,648         5.7%

FOOD-RETAIL

$    180,000      Albertson's Inc                        7.500%       2/15/11       $110.97       $ 199,745         6.8%
     200,000      Safeway Inc                            5.800%       8/15/12        102.79         205,578         5.7%

INSTRUMENT - CONTROLS

$    345,000      Honeywell Inc                          7.000%       3/15/07       $105.27       $ 363,172         6.7%

MEDICAL

$    110,000      Amgen Inc                              6.500%      12/01/07       $105.61       $ 116,169         6.2%
     205,000      Wyeth                                  5.500%       3/15/13        101.81         208,720         5.4%

MEDICAL-HMO

$    380,000      Unitedhealth Group Inc                 4.875%       4/01/13       $ 99.54       $ 378,260         4.9%

MULTIMEDIA

$    185,000      AOL Time Warner Inc                    6.750%       4/15/11       $108.19       $ 200,159         6.2%

OIL&GAS

$    460,000      BP Capital Markets PLC                 2.750%       2/29/06       $ 98.06       $ 451,059         2.8%
     320,000      Phillips Petroleum                     6.650%       7/15/18        112.39         359,637         5.9%
     190,000      Repsol Intl Finance                    7.450%       7/15/05        101.23         192,344         7.4%
     180,000      Transocean Inc                         7.500%       4/15/31        123.87         222,960         6.1%

PIPELINES

$    185,000      Duke Capital                           7.500%      10/01/09       $110.28       $ 204,011         6.8%

 PROPERTY/CASUALTY INSURANCE

$    205,000      Fund American Cos Inc                  5.875%       5/15/13       $101.69       $ 208,471         5.8%

RETAIL

$    135,000      TJX Companies Inc                      7.450%      12/15/09       $111.20       $ 150,126         6.7%

TELECOMMUNICATIONS

$    165,000      Ameritech Cap Corp                     7.500%       4/01/05       $100.00       $ 165,000         7.5%
     180,000      AT & T Wireless                        7.875%       3/01/11        113.88         204,976         6.9%
     145,000      British Telecom PLC 8.625%             8.875%      12/15/30        133.65         193,788         6.7%
     170,000      Deutsche Tel Fin 8%                    8.500%       6/15/10        115.13         195,722         7.4%
     170,000      France Telecom Flt Rate                8.000%       3/01/11        114.56         194,753         7.0%
     190,000      Sprint Cap Corp                        6.125%      11/15/08        104.61         198,750         5.9%
     325,000      Verizon Global                         7.750%      12/01/30        121.23         394,005         6.4%
                                                                                                  ----------
Total Corporate Bonds - 30.6%                                                                    $11,923,641
                                                                                                  ----------



GOVERNMENT INTERESTS
--------------------
MORTGAGE-BACKED SECURITIES

$     83,429      GNMA Pool #436214                      6.500%       2/15/13       $105.00        $ 87,600         6.2%
      80,808      GNMA Pool #463839                      6.000%       5/15/13        103.87          83,933         5.8%
      38,510      GNMA Pool #442996                      6.000%       6/15/13        103.87          39,999         5.8%
      47,300      Freddie Mac Pool #E00903               7.000%      10/01/15        105.11          49,717         6.7%
     292,864      FNCI Pool #545317                      5.500%      11/01/16        102.05         298,859         5.4%
     488,638      FNCI Pool #663689                      5.000%       1/01/18        100.09         489,057         5.0%
     584,080      FNCI Pool #254865                      4.500%       9/01/18         97.99         572,314         4.6%
     247,405      FNCI Pool #725550                      5.000%       5/01/19        100.09         247,617         5.0%
     524,539      GNMA Pool #374892                      7.000%       2/15/24        106.24         557,255         6.6%
      91,028      GNMA Pool #376400                      6.500%       2/15/24        104.99          95,567         6.2%
     142,765      GNMA Pool #379982                      7.000%       2815/24        106.24         151,669         6.6%
     151,159      GNMA Pool #410081                      8.000%       8/15/25        107.92         163,126         7.4%
     175,589      GNMA Pool #448490                      7.500%       3/15/27        107.48         188,721         7.0%
      68,019      GNMA Pool #427199                      7.000%      12/15/27        105.97          72,077         6.6%
     146,063      GNMA Pool #460726                      6.500%      12/15/27        104.75         153,001         6.2%
     167,473      GNMA Pool #458762                      6.500%       1/15/28        104.72         175,372         6.2%
     135,749      GNMA Pool #478072                      6.500%       5/15/28        104.72         142,152         6.2%
      60,263      GNMA Pool #488924                      6.500%      11/15/28        104.72          63,106         6.2%
     115,266      GNMA II Pool #2671                     6.000%      11/20/28        102.91         118,625         5.8%
      76,826      FNMA Pool #479477                      6.000%       1/01/29        102.58          78,809         5.9%
     605,237      FNCL Pool #576524                      5.500%       1/01/29        100.67         609,293         5.5%
      60,914      FNMA Pool #489357                      6.500%       3/01/29        104.15          63,442         6.2%
      48,689      FGLMC Pool #c27663                     7.000%       6/01/29        105.47          51,354         6.6%
      38,839      GNMA Pool #0510706                     8.000%      11/15/29        107.86          41,892         7.4%
      70,049      FNMA Pool #535332                      8.500%       4/01/30        109.00          76,354         7.8%
      20,034      GNMA Pool #2909                        8.000%       4/20/30        107.38          21,512         7.5%
      57,001      GNMA Pool #2972                        7.500%       9/20/30        106.89          60,931         7.0%
      21,637      GNMA Pool #2973                        8.000%       9/20/30        107.38          23,234         7.5%
      96,711      FNCL Pool #597396                      6.500%       9/01/31        104.04         100,618         6.2%
     355,306      FNMA Pool #545407                      5.500%       1/01/31        100.50         357,070         5.5%
      50,346      FNCL Pool #634823                      6.500%       3/01/31        104.00          52,361         6.3%
      97,785      FNCL Pool #545782                      7.000%       7/01/32        105.50         103,167         6.6%
     709,607      FNCL Pool #545993                      6.000%      11/01/32        102.38         726,478         5.9%
     440,989      FNMA Pool #701043 Flt                  4.057%       4/01/33         99.48         438,693         4.1%
     162,914      FGLMC Pool #a10798                     5.500%       5/01/33        100.47         163,688         5.5%
     516,948      FNCL Pool #555531                      5.500%       6/01/33        100.36         518,822         5.5%
     145,037      GNMA Pool #581536                      5.500%       6/15/33        101.06         146,571         5.4%
     135,802      FGLMC Pool #c01646                     6.000%       9/01/33        102.41         139,075         5.9%
     598,947      FGLMC Pool #A13645                     6.000%       9/01/33        102.41         613,382         5.9%
     563,374      FNCI Pool #739372 Flt                  4.103%       9/01/33         98.04         552,318         4.2%
   1,012,958      GNMA Pool #3442                        5.000%       9/20/33         98.69         999,647         5.1%
      95,654      FGLMC Pool #c01702                     6.500%      10/01/33        104.19          99,664         6.3%
   1,120,571      FNCL Pool #254904                      5.500%      10/01/33        100.36       1,124,631         5.5%
     394,485      FNCL Pool #739319                      6.000%      10/01/33        102.27         403,452         5.9%
     442,218      FHLMC Pool #1B1291 Flt                 4.403%      11/01/33        100.24         443,285         4.4%
     304,893      FNCL Pool #738630                      5.500%      11/01/33        100.36         305,998         5.5%
   1,115,964      GNMA Pool #3530                        5.500%       3/20/34        100.91       1,126,071         5.5%
   1,035,851      FNMA Pool #809324                      5.800%       2/01/35         99.97       1,035,565         4.9%
     220,000      JP Morgan Chase Commercial Mtg Sec     4.899%      11/12/39         98.48         216,646         5.0%
     340,000      Citigroup Commercial Mtg Trust         4.733%      10/15/41         97.42         331,228         4.9%
     565,000      JP Morgan Chase Commercial Mtg Sec     4.878%       1815/42         98.18         554,704         5.0%

U.S. GOVERNMENT AGENCIES

$    415,000      Fed Farm Credits Bks                   2.500%       3/15/06       $ 98.88       $ 410,372         2.5%
     865,000      FNMA                                   3.000%      11/22/06         68.55         852,458         3.0%
     380,000      FHLMC                                  3.250%       11/2/07         97.99         372,363         3.3%
     900,000      FNMA                                   2.875%       5/19/08         96.01         864,084         3.0%
     770,000      FNMA                                   3.875%      11/17/08         98.22         756,276         3.9%
     320,000      Tennessee Valley Auth                  6.000%       3/15/13        108.73         347,946         5.5%
     275,000      FNMA                                   6.250%       5/15/29        115.01         316,281         5.5%

U.S. Treasuries

$    685,000      U.S. Treasury Notes                    4.625%       5/15/06       $101.23       $ 693,429         4.6%
     580,000      U.S. Treasury Notes                    3.875%       2/15/13         96.56         560,040         4.0%
   1,188,654      U.S. Treasury Nts INFL IX              2.000%       7/15/14        102.17       1,214,492         2.0%
   2,395,000      U.S. Treasury Bonds                    6.125%      11/15/27        116.91       2,799,998         5.2%
                                                                                                 -----------
Total Government Interests - 63.0%                                                              $ 24,517,461
                                                                                                 -----------

Total Investments (identified cost, $39,362,380) - 99.2%                                        $ 38,939,144

Other assets, Less liabilities  - 0.8%                                                               329,908
                                                                                                 -----------

Net Assets -- 100.0%                                                                            $ 39,269,052
                                                                                                ============


FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $39,362,380
                                               ------------
     Gross unrealized appreciation             $   290,370
     Gross unrealized depreciation             $  (713,606)
                                               ------------
     NET UNREALIZED DEPRECIATION               $  (423,236)
                                               ============



WRIGHT CURRENT INCOME FUND (WCIF)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (unaudited)


Face                                                      Coupon       Maturity        Market                       Current
Amount            Description                              Rate          Date           Price          Value         Yield
-----------------------------------------------------------------------------------------------------------------------------------


MORTGAGE-BACKED SECURITIES - 99.6%

$       49        GNMA Pool #7003                         8.000%       7/15/05         $100.86      $       49        7.9%
       223        GNMA Pool #9889                         7.250%       2/15/06          101.99             227        7.1%
       207        GNMA Pool #9106                         8.250%       5/15/06          102.46             212        8.1%
       394        GNMA Pool #12526                        8.000%      11/15/06          102.02             402        7.8%
    10,634        FGFB Pool #M90724                       5.500%       5/01/07          101.96          10,843        5.4%
   236,357        FGFB Pool #M90767                       4.500%      11/01/07          100.47         237,467        4.5%
   122,098        FGFB Pool #M90802                       4.000%       3/01/08           99.27         121,206        4.0%
    47,624        FNCX Pool #254227                       5.000%       2/01/09          100.81          48,009        5.0%
    44,548        FNCX Pool #254505                       5.000%      11/01/09          100.81          44,908        5.0%
       436        GNMA Pool #153564                      10.000%       4/15/16          112.31             489        8.9%
     6,450        GNMA Pool #172558                       9.500%       8/15/16          110.48           7,126        8.6%
     4,085        GNMA Pool #177784                       8.000%      10/15/16          107.56           4,394        7.4%
     2,802        GNMA Pool #176992                       8.000%      11/15/16          107.56           3,014        7.4%
    11,526        GNMA Pool #194287                       9.500%       3/15/17          110.79          12,770        8.6%
     1,651        GNMA Pool #196063                       8.500%       3/15/17          109.19           1,803        7.8%
       725        GNMA Pool #208076                       8.000%       4/15/17          108.20             784        7.4%
    13,427        GNMA Pool #192357                       8.000%       4/15/17          108.20          14,528        7.4%
    20,358        GNMA Pool #194057                       8.500%       4/15/17          109.19          22,229        7.8%
     7,028        GNMA Pool #220917                       8.500%       4/15/17          109.19           7,675        7.8%
     8,207        GNMA Pool #211231                       8.500%       5/15/17          109.19           8,961        7.8%
     7,275        GNMA Pool #212601                       8.500%       6/15/17          109.19           7,944        7.8%
     5,490        GNMA Pool #223133                       9.500%       7/15/17          110.79           6,082        8.6%
   434,206        FNCI Pool #254546                       5.500%      12/01/17          102.04         443,061        5.4%
   162,879        FNCI Pool #663689                       5.000%       1/01/18          100.09         163,019        5.0%
     1,548        GNMA Pool #223588                      10.000%       2/15/18          112.88           1,747        8.9%
   814,101        FNCI Pool #696828                       5.000%       4/01/18          100.09         814,800        5.0%
     3,165        GNMA Pool #230223                       9.500%       4/15/18          111.05           3,515        8.6%
     4,957        GNMA Pool #251241                       9.500%       6/15/18          111.05           5,504        8.6%
     9,643        GNMA Pool #223348                      10.000%       7/15/18          112.88          10,885        8.9%
     1,299        GNMA Pool #247473                      10.000%       9/15/18          105.83           1,374        8.9%
     3,872        GNMA Pool #247872                      10.000%       9/15/18          112.88           4,370        8.9%
     8,237        GNMA Pool #258911                       9.500%       9/15/18          111.05           9,147        8.6%
    10,009        GNMA Pool #260999                       9.500%       9/15/18          111.05          11,115        8.6%
 1,276,827        FGCI Pool #b11636                       5.000%       1/01/19          100.19       1,279,299        5.0%
    14,015        GNMA Pool #228308                      10.000%       1/15/19          113.06          15,845        8.9%
     4,253        GNMA Pool #266983                      10.000%       2/15/19          113.06           4,808        8.9%
     9,420        GNMA Pool #263439                      10.000%       2/15/19          113.06          10,649        8.9%
     3,426        GNMA Pool #273690                       9.500%       8/15/19          111.28           3,813        8.5%
     9,109        GNMA Pool #286556                       9.000%       3/15/20          109.92          10,012        8.2%
     1,637        GNMA Pool #265267                       9.500%       8/15/02          111.48           1,825        8.5%
      4,490       GNMA Pool #1596                         9.000%       4/20/21          109.66           4,923        8.2%
       841        GNMA Pool #302723                       8.500%       5/15/21          109.94             924        7.7%
     6,587        GNMA Pool #301366                       8.500%       6/15/21          109.94           7,242        7.7%


$    8,681        GNMA Pool #302933                       8.500%       6/15/21         $109.94      $    9,545        7.7%
    12,006        GNMA Pool #308792                       9.000%       7/15/21          110.06          13,213        8.2%
     6,193        GNMA Pool #306693                       8.500%       9/15/21          109.94           6,809        7.7%
    15,573        GNMA Pool #315754                       8.000%       1/15/22          108.00          16,818        7.4%
    28,202        GNMA Pool #316240                       8.000%       1/15/22          108.00          30,457        7.4%
     8,687        GNMA Pool #321976                       8.500%       1/15/22          110.06           9,561        7.7%
     3,765        GNMA Pool #314222                       8.500%       4/15/22          110.06           4,144        7.7%
    31,434        GNMA Pool #319441                       8.500%       4/15/22          110.06          34,596        7.7%
    14,483        GNMA Pool #315187                       8.000%       6/15/22          108.00          15,641        7.4%
    15,582        GNMA Pool #325165                       8.000%       6/15/22          108.00          16,828        7.4%
    16,537        GNMA Pool #335950                       8.000%      10/15/22          108.00          17,859        7.4%
    81,817        GNMA II Pool #000723                    7.500%       1/20/23          107.59          88,023        7.0%
    34,147        GNMA Pool #350659                       7.500%       6/15/23          107.99          36,876        6.9%
    40,020        GNMA Pool #348213                       6.500%       8/15/23          105.16          42,087        6.2%
    77,147        GNMA Pool #352110                       7.000%       8/15/23          106.30          82,011        6.6%
   170,124        GNMA Pool #352001                       6.500%      12/15/23          105.16          78,909        6.2%
   102,474        GNMA Pool #368238                       7.000%      12/15/23          106.30         108,935        6.6%
   726,758        GNMA Pool #616829                       5.500%       1/15/25          102.34         743,786        5.4%
    31,963        GNMA Pool #414736                       7.500%      11/15/25          107.64          34,406        7.0%
   140,411        GNMA Pool #410215                       7.500%      12/15/25          107.64         151,143        7.0%
   125,314        GNMA Pool #420707                       7.000%       2/15/26          106.07         132,924        6.6%
    56,583        GNMA Pool #421829                       7.500%       4/15/26          107.54          60,850        7.0%
    23,340        GNMA Pool #431036                       8.000%       7/15/26          107.90          25,185        7.4%
   109,259        GNMA Pool #2268                         7.500%       8/20/26          107.14         117,055        7.0%
   129,728        GNMA Pool #780429                       7.500%       9/15/26          107.59         139,577        7.0%
    52,789        GNMA Pool #372379                       8.000%      10/15/26          107.90          56,961        7.4%
    98,194        GNMA Pool #431612                       8.000%      11/15/26          107.90         105,956        7.4%
    37,477        GNMA Pool #442190                       8.000%      12/15/26          107.90          40,440        7.4%
   251,210        GNMA Pool #458762                       6.500%       1/15/28          104.72         263,059        6.2%
    89,326        GNMA Pool #462623                       6.500%       3/15/28          104.72          93,540        6.2%
   210,032        GNMA Pool #472028                       6.500%       5/15/28          104.72         219,938        6.2%
    59,615        GNMA Pool #449176                       6.500%       7/15/28          104.72          62,427        6.2%
   412,418        GNMA Pool #486482                       6.500%       9/15/28          104.72         431,869        6.2%
   186,151        GNMA Pool #469615                       6.500%      10/15/28          104.72         194,931        6.2%
   181,497        FNMA Pool #535131                       6.500%       3/01/29          102.58         186,182        5.9%
    15,408        GNMA Pool #002855                       8.500%      12/20/29          108.55          16,726        7.8%
   210,508        GNMA Pool #570141                       6.500%      12/15/31          104.60         220,198        6.2%
   356,077        GNMA Pool #523002                       6.500%       2/15/32          104.60         372,473        6.2%
    98,572        GNMA Pool #538314                       7.000%       2/15/32          105.76         104,248        6.6%
   224,715        GNMA Pool #3228                         6.500%       4/20/32          104.26         234,356        6.2%
   452,088        GNSF Pool #587080                       6.500%       5/15/32          104.60         472,905        6.2%
   840,033        GNMA Pool #3259                         5.500%       7/20/32          100.97         848,158        5.4%
   972,403        GNMA POOL #585467                       6.000%       8/15/32          102.98       1,001,334        5.8%
   426,444        GNSF Pool #594897                       6.000%       9/15/32          102.98         439,131        5.8%
 1,250,143        GNMA Pool #3284                         5.500%       9/20/32          100.97       1,262,227        5.4%
   783,264        FNCL Pool #673315                       5.500%      11/01/32          100.43         786,653        5.5%


$1,031,647        GNMA Pool #595455                       5.500%      11/15/32         $101.09    $  1,042,908        5.4%
 1,089,907        GNMA Pool #595606                       6.000%      11/15/32          102.98       1,122,334        5.8%
 1,563,187        GNMA Pool #589580                       5.500%      11/15/32          101.09       1,580,251        5.4%
   991,588        GNMA Pool #595207                       5.500%      12/15/32          101.09       1,002,413        5.4%
   236,022        FNMA Pool #701043 Flt                   4.057%       4/01/33           99.48         234,793        4.1%
 2,216,387        GNMA Pool #471369                       5.500%       5/15/33          101.06       2,239,823        5.4%
 2,634,090        GNMA Pool #781636                       5.500%       7/15/33          101.09       2,662,773        5.4%
   558,990        FGLMC Pool #c01672                      6.000%      10/01/33          102.41         572,463        5.9%
   231,808        FHLMC Pool #1B1291 Flt                  4.403%      11/01/33          100.24         232,367        4.4%
   592,785        FNCL Pool #729950                       6.000%      12/01/33          102.27         606,259        5.9%
   949,468        GNSF Pool #603250                       5.500%       4/15/34          101.03         959,255        5.4%
   989,723        GNMA Pool #619718                       6.000%       5/15/34          102.84       1,017,856        5.8%
 2,893,691        GNMA Pool #3556                         5.500%       5/20/34          100.91       2,919,901        5.5%
   600,765        FNCL Pool #805689                       6.500%      10/01/34          103.85         623,921        6.3%
 2,241,110        FNCL Pool #803855                       5.500%      12/01/34          100.24       2,246,596        5.5%
 1,500,181        FNCL Pool #805062                       6.000%       1/01/35          102.27       1,534,257        5.9%
   795,000        FHARM Pool #783082                      4.907%       3/01/35          100.13         795,994        4.9%
                                                                                                   -----------
TOTAL INVESTMENTS (identified cost, $32,487,203) - 99.6%                                           $34,294,113
                                                                                                   -----------
Other Assets, less Liabilities - 0.4%                                                                  151,616
                                                                                                   -----------
Net Assets - 100.0%                                                                                $34,445,729
                                                                                                  ============


FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $32,487,203
                                               ------------
     Gross unrealized appreciation             $ 2,007,126
     Gross unrealized depreciation             $  (200,217)
                                               ------------
     NET UNREALIZED APPRECIATION               $ 1,806,909
                                               ============





ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     The Wright Managed Income Trust (On behalf of Wright U.S. Government Near
--------------------------------------------------------------------------------
Term Fund, Wright Total Return Bond Fund and Wright Current Income Fund.
-------------------------------------------------------------------------


By:      /s/ Peter M. Donovan
         ----------------------
         Peter M. Donovan
         President

Date:   May  16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James L. O'Connor
         ----------------------
         James L. O'Connor
         Treasurer

Date:    May 16,2005

By:     /s/ Peter M. Donovan
        ----------------------
         Peter M. Donovan
         President

Date:    May 16,2005